Net Income Per Class A Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
NET INCOME PER CLASS A SHARE
NET INCOME PER CLASS A SHARE
The table below provides net income and the number of Class A shares used in the computations of “basic” net income per share, which utilizes the weighted-average number of Class A shares outstanding without regard to dilutive potential Class A shares, and “diluted” net income per share, which includes all such shares. Net income per share has not been presented for the Class B shareholder as the Class B share is not entitled to any economic rights in the Company.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands, except share amounts)
Numerator:
Income from continuing operations	$68,553	$55,974	$186,470	$162,202
Income from continuing operations attributable to noncontrolling interest	(46,038)	(40,208)	(126,924)	(117,460)

Income from continuing operations attributable to Class A shares—basic and diluted	22,515	15,766	59,546	44,742

Income from discontinued operations	—	13,949	16,216	13,949
Income from discontinued operations attributable to noncontrolling interest	—	(10,231)	(11,434)	(10,231)

Income from discontinued operations attributable to Class A shares—basic and diluted	—	3,718	4,782	3,718

Net income attributable to Class A shares—basic and diluted	$22,515	$19,484	$64,328	$48,460

Denominator:
Weighted average Class A shares outstanding (1) —basic	93,165,443	71,005,052	89,440,552	70,991,129
Effect of dilutive shares for diluted net income per Class A share (2)(3)	157,497	196,739	204,557	183,141

Weighted average Class A shares outstanding (1) —diluted	93,322,940	71,201,791	89,645,109	71,174,270

(1)	Includes weighted average deferred share units granted to certain members of the board of directors.

(2)	No shares related to outstanding share-based compensation awards were excluded due to being antidilutive.

(3)	Diluted net income per Class A share does not assume conversion of the Operating Partnership units held by MGM as such conversion would be antidilutive.

NET INCOME PER CLASS A SHARE
The table below provides net income and the number of Class A shares used in the computations of “basic” net income per share, which utilizes the weighted-average number of Class A shares outstanding without regard to dilutive potential Class A shares, and “diluted” net income per share, which includes all such shares. Net income attributable to Class A shares, weighted average Class A shares outstanding and the effect of dilutive securities outstanding are presented for the period subsequent to the IPO Date. Net income per share has not been presented for the Class B shareholder as the Class B share is not entitled to any economic rights in the Company.

	Years ended		April 25 — December 31,
	2018	2017	2016
	(in thousands, except share amounts)
Numerator:
Income from continuing operations, net of tax	$214,139	$165,990	$35,346
Income from continuing operations attributable to noncontrolling interest	(155,220)	(124,215)	(5,408)

Income from continuing operations attributable to Class A shares — basic and diluted	58,919	41,775	29,938

Income from discontinued operations, net of tax	30,563	—	—
Income from discontinued operations attributable to noncontrolling interest	(22,417)	—	—

Income from discontinued operations attributable to Class A shares — basic and diluted	8,146	—	—

Net income attributable to Class A shares — basic and diluted	$67,065	$41,775	$29,938

Denominator:
Weighted average Class A shares outstanding (1) — basic	70,997,589	61,733,136	57,502,158
Effect of dilutive shares for diluted net income per Class A share (2)	188,085	183,410	249,331

Weighted average Class A shares outstanding (1) — diluted	71,185,674	61,916,546	57,751,489

(1)	Includes weighted average deferred share units granted to certain members of the board of directors.
(2)	No shares related to outstanding share-based compensation awards were excluded due to being antidilutive.
(3)	Diluted net income per Class A share does not assume conversion of the Operating Partnership units held by MGM as such conversion would be antidilutive.